	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2021

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------------		----------------
COMMON STOCKS - 98.63%
	Communication Services - Telecommunications
	Services - 1.44%
139,500	Verizon Communications Inc.	$ 7,248,420
		----------------

	Consumer Discretionary - Durables &
	Apparel - 2.45%
97,500	M.D.C. Holdings, Inc.	5,443,425
315,000	Newell Brands Inc.	6,879,600
		----------------
		12,323,025
		----------------

	Consumer Discretionary - Retailing - 8.76%
305,000	American Eagle Outfitters, Inc.	7,722,600
48,500	Best Buy Co., Inc.	4,927,600
34,000	Genuine Parts Company	4,766,800
23,300	Home Depot, Inc. (The)	9,669,733
35,500	Target Corporation	8,216,120
116,500	TJX Companies, Inc. (The)	8,844,680
		----------------
		44,147,533
		----------------

	Consumer Discretionary - Services - 1.68%
8,646	Cedar Fair, L.P.	432,819
145,000	Travel + Leisure Co.	8,014,150
		----------------
		8,446,969
		----------------

	Consumer Staples - Food & Staples
	Retailing - 1.90%
122,000	Sysco Corporation	9,583,100
		----------------

	Consumer Staples - Food, Beverage &
	Tobacco - 4.11%
150,000	Coca-Cola Company (The)	8,881,500
101,500	Mondelez International, Inc. - Class A	6,730,465
53,500	Philip Morris International Inc.	5,082,500
		----------------

		20,694,465
		----------------

	Consumer Staples - Household & Personal
	Products - 1.74%
53,500	Proctor & Gamble Company (The)	8,751,530
		----------------

	Energy - 4.56%
103,000	Chevron Corporation	12,087,050
107,500	ConocoPhillips	7,759,350
119,100	Enterprise Products Partners L.P.	2,615,436
20,183	Williams Companies, Inc. (The)	525,565
		----------------
		22,987,401
		----------------

	Financials - Banks - 6.24%
390,000	First Horizon Corporation	6,368,700
61,500	JPMorgan Chase & Co.	9,738,525
52,800	PNC Financial Services Group, Inc. (The)	10,587,456
85,000	Webster Financial Corporation	4,746,400
		----------------
		31,441,081
		----------------

	Financials - Diversified - 8.70%
6,950	BlackRock, Inc.	6,363,142
125,000	Charles Schwab Corporation (The)	10,512,500
50,500	Cohen & Steers, Inc.	4,671,755
104,500	Northern Trust Corporation	12,499,245
97,500	Raymond James Financial, Inc.	9,789,000
		----------------
		43,835,642
		----------------

	Financials - Insurance - 1.99%
52,000	Chubb Limited	10,052,120
		----------------

	Health Care - Equipment & Services - 7.20%
62,000	Abbott Laboratories	8,725,880
90,800	CVS Health Corporation	9,366,928
109,000	Medtronic Public Limited Company	11,276,050
200,000	Smith & Nephew plc	6,924,000
		----------------
		36,292,858
		----------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 5.32%
53,000	AbbVie Inc.	7,176,200

55,500	Johnson & Johnson	9,494,385
132,500	Merck & Co., Inc.	10,154,800
		---------------
		26,825,385
		---------------

	Industrials - Capital Goods - 10.05%
43,500	Eaton Corporation plc	7,517,670
32,500	Honeywell International Inc.	6,776,575
41,500	Illinois Tool Works Inc.	10,242,200
44,500	Lincoln Electric Holdings, Inc.	6,206,415
14,500	Lockheed Martin Corporation	5,153,445
46,500	Stanley Black & Decker, Inc.	8,770,830
11,500	W.W. Grainger, Inc.	5,959,760
		---------------
		50,626,895
		---------------

	Information Technology - Hardware &
	Equipment - 4.34%
204,000	Cisco Systems, Inc.	12,927,480
250,000	Juniper Networks, Inc.	8,927,500
		---------------
		21,854,980
		---------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 7.73%
64,500	Analog Devices, Inc.	11,337,165
15,500	Broadcom Inc.	10,313,855
138,000	Microchip Technology Incorporated	12,014,280
28,000	Texas Instruments Incorporated	5,277,160
		---------------
		38,942,460
		---------------

	Information Technology - Software &
	Services - 4.50%
58,500	International Business Machines Corporation	7,819,110
44,250	Microsoft Corporation	14,882,160
		---------------
		22,701,270
		---------------

	Materials - 6.31%
32,750	Air Products and Chemicals, Inc.	9,964,515
33,500	Avery Dennison Corporation	7,255,095
125,500	DuPont de Nemours, Inc.	10,137,890
27,500	Scotts Miracle-Gro Company (The) - Class A	4,427,500
		---------------
		31,785,000
		---------------

	Real Estate - 4.76%

40,712	Digital Realty Trust, Inc.	7,200,732
9,750	Equinix, Inc.	8,246,940
104,300	W.P. Carey Inc.	8,557,815
		----------------
		24,005,487
		----------------

	Utilities - 4.85%
89,000	CMS Energy Corporation	5,789,450
80,500	Dominion Energy, Inc.	6,324,080
96,500	NextEra Energy, Inc.	9,009,240
34,000	WEC Energy Group, Inc.	3,300,380
		----------------
		24,423,150
		----------------

	TOTAL COMMON STOCKS
	(cost $337,141,820)	496,968,771
		-----------------

SHORT-TERM INVESTMENTS - 1.27%
	U.S. Government Security - 0.89%
$4,500,000	U.S. Treasury Bill 01/04/2022, 0.016%	4,499,997
		----------------

	Money Market Fund - 0.38%
1,934,817	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day yield, 0.03%	1,934,817
		----------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $6,434,814)	6,434,814
		----------------

	TOTAL INVESTMENTS
	(cost $343,576,634) - 99.90%	503,403,585
		----------------

	OTHER ASSETS, NET OF LIABILITIES - 0.10	483,363
		----------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$503,886,948
		----------------
		----------------

As of December 31, 2021, investment cost for federal tax purposes was $342,240,921 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$165,515,143
Unrealized depreciation	(4,352,479)

----------------
Net unrealized appreciation	$161,162,664
----------------
----------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-----------------
Level 1 -
Common Stocks(1)	$496,968,771
Money Market Fund	1,934,817
Level 2 -
U.S. Government Securities	4,499,997
Level 3 -
None	--
----------------
Total	$503,403,585
----------------
----------------

(1) See Schedule above for further detail by industry.